Reconciliation of Total Amounts of Unrecognized Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Rate Reconciliation [Line Items]
Beginning Balance	$ 6,295
Additions based on tax positions taken in the current year		6,295
Reductions of tax positions for prior years
Ending Balance	$ 6,295	$ 6,295